JPMorgan SmartSpending 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 54.3%
Fixed Income — 39.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	86,787	1,078,767
JPMorgan Corporate Bond Fund Class R6 Shares (a)	117,369	1,264,065
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	46,069	356,576
JPMorgan High Yield Fund Class R6 Shares (a)	334,315	2,276,688
JPMorgan Income Fund Class R6 Shares (a)	69,857	643,379
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	181,106	1,914,290
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	280,638	2,744,637

Total Fixed Income		10,278,402

U.S. Equity — 14.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	73,111	3,735,241

TOTAL INVESTMENT COMPANIES (Cost $13,637,391)		14,013,643

EXCHANGE-TRADED FUNDS — 36.7%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	4,907	353,059

Fixed Income — 19.0%
JPMorgan U.S. Aggregate Bond ETF (a)	175,309	4,899,886

International Equity — 13.0%
iShares Core MSCI Emerging Markets ETF	16,656	879,437
JPMorgan BetaBuilders International Equity ETF (a)	51,515	2,484,053

Total International Equity		3,363,490

U.S. Equity — 3.3%
iShares Russell 2000 ETF	2,174	325,643
iShares Russell Mid-Cap ETF	9,475	543,676

Total U.S. Equity		869,319

TOTAL EXCHANGE-TRADED FUNDS (Cost $9,275,998)		9,485,754

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bonds
1.13%, 8/15/2040	5,000	4,906
1.38%, 8/15/2050	26,000	25,440
U.S. Treasury Notes
2.50%, 1/31/2021 (b)	230,000	231,779
0.13%, 9/30/2022	73,000	72,991
0.13%, 9/15/2023	45,000	44,958
0.25%, 8/31/2025	29,000	28,970
0.50%, 8/31/2027	22,000	22,052

TOTAL U.S. TREASURY OBLIGATIONS (Cost $431,424)		431,096

CORPORATE BONDS — 1.3%
Aerospace & Defense — 0.0% (c)
Boeing Co. (The) 2.70%, 2/1/2027	5,000	4,874
Lockheed Martin Corp. 2.80%, 6/15/2050	2,000	2,077
Raytheon Technologies Corp. 2.25%, 7/1/2030	3,000	3,151

		10,102

Banks — 0.2%
Bank of America Corp.
4.00%, 1/22/2025	10,000	11,137
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (d)	5,000	5,646
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	5,000	5,099
Citigroup, Inc.
3.88%, 3/26/2025	5,000	5,500
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (d)	2,000	2,349
HSBC Holdings plc (United Kingdom) 6.10%, 1/14/2042	2,000	2,863
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.74%, 3/7/2029	5,000	5,739
Wells Fargo & Co. (SOFR + 2.53%), 3.07%, 4/30/2041 (d)	5,000	5,188

		43,521

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	5,000	5,685
3.75%, 7/15/2042	5,000	5,333
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	3,000	3,349

		14,367

Biotechnology — 0.1%
AbbVie, Inc. 4.05%, 11/21/2039 (e)	5,000	5,710
Gilead Sciences, Inc. 2.60%, 10/1/2040	5,000	4,989

		10,699

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The) 4.25%, 10/21/2025	10,000	11,361
Morgan Stanley (ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (d)	5,000	6,238

		17,599

JPMorgan SmartSpending 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Chemicals — 0.0% (c)
Nutrition & Biosciences, Inc.
2.30%, 11/1/2030 (e)	3,000	3,019
3.47%, 12/1/2050 (e)	5,000	5,010

		8,029

Consumer Finance — 0.0% (c)
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (e)	5,000	5,020
5.50%, 2/15/2024 (e)	5,000	5,031

		10,051

Diversified Financial Services — 0.0% (c)
National Rural Utilities Cooperative Finance Corp. 1.35%, 3/15/2031	5,000	4,975

Diversified Telecommunication Services — 0.1%
AT&T, Inc.
2.75%, 6/1/2031	6,000	6,309
3.50%, 6/1/2041	3,000	3,155
Verizon Communications, Inc.
3.15%, 3/22/2030	5,000	5,646
3.85%, 11/1/2042	3,000	3,556

		18,666

Electric Utilities — 0.1%
Duke Energy Corp. 3.40%, 6/15/2029	5,000	5,610
Emera US Finance LP (Canada) 4.75%, 6/15/2046	5,000	6,014
Evergy, Inc. 2.90%, 9/15/2029	5,000	5,363
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (e)	2,000	2,286
PacifiCorp 4.15%, 2/15/2050	5,000	6,249
Southern California Edison Co. Series 20C, 1.20%, 2/1/2026	4,000	3,978

		29,500

Entertainment — 0.0% (c)
Walt Disney Co. (The) 3.50%, 5/13/2040	3,000	3,360

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp. 1.88%, 10/15/2030	5,000	4,924
CubeSmart LP 2.00%, 2/15/2031	3,000	2,958
Equinix, Inc. 1.55%, 3/15/2028	3,000	2,997

		10,879

Food & Staples Retailing — 0.0% (c)
Sysco Corp. 2.40%, 2/15/2030	4,000	4,032

Food Products — 0.0% (c)
Mondelez International, Inc. 1.88%, 10/15/2032 (f)	5,000	4,988
Tyson Foods, Inc. 3.55%, 6/2/2027	3,000	3,388

		8,376

Gas Utilities — 0.0% (c)
Atmos Energy Corp. 1.50%, 1/15/2031	5,000	4,977
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	5,000	5,005

		9,982

Health Care Equipment & Supplies — 0.0% (c)
Becton Dickinson and Co. 4.67%, 6/6/2047	5,000	6,161

Health Care Providers & Services — 0.1%
CVS Health Corp. 4.88%, 7/20/2035	5,000	6,351
HCA, Inc. 5.25%, 6/15/2026	5,000	5,832

		12,183

Household Durables — 0.0% (c)
DR Horton, Inc. 1.40%, 10/15/2027	3,000	2,980

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC 3.25%, 6/1/2025	10,000	10,930
Southern Power Co. 5.15%, 9/15/2041	5,000	5,883

		16,813

IT Services — 0.0% (c)
International Business Machines Corp. 4.00%, 6/20/2042	3,000	3,591

Media — 0.1%
Charter Communications Operating LLC 2.80%, 4/1/2031	6,000	6,223
Comcast Corp.
1.50%, 2/15/2031	6,000	5,904
3.25%, 11/1/2039	5,000	5,534
2.80%, 1/15/2051	3,000	3,006
Cox Communications, Inc. 1.80%, 10/1/2030 (e)	5,000	4,931
Discovery Communications LLC 3.63%, 5/15/2030	3,000	3,334
ViacomCBS, Inc. 4.38%, 3/15/2043	3,000	3,180

		32,112

Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets America, Inc. 2.77%, 11/10/2050	5,000	4,572
MPLX LP 2.65%, 8/15/2030	5,000	4,899

JPMorgan SmartSpending 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (e)	5,000	5,175

		14,646

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	5,000	6,282
Mylan NV 3.95%, 6/15/2026	5,000	5,617
Royalty Pharma plc 3.30%, 9/2/2040 (e)	5,000	4,899
Upjohn, Inc. 3.85%, 6/22/2040 (e)	5,000	5,383

		22,181

Semiconductors & Semiconductor Equipment — 0.0% (c)
Broadcom, Inc. 4.15%, 11/15/2030	5,000	5,613

Software — 0.0% (c)
Oracle Corp. 3.80%, 11/15/2037	5,000	5,857
VMware, Inc. 4.70%, 5/15/2030	3,000	3,549

		9,406

Specialty Retail — 0.0% (c)
AutoZone, Inc. 3.63%, 4/15/2025	3,000	3,345

Technology Hardware, Storage & Peripherals — 0.0% (c)
Apple, Inc. 3.45%, 2/9/2045	4,000	4,740
Dell International LLC 6.20%, 7/15/2030 (e)	3,000	3,597

		8,337

Wireless Telecommunication Services — 0.0% (c)
T-Mobile USA, Inc.
2.55%, 2/15/2031 (e)	5,000	5,180
3.00%, 2/15/2041 (e)	3,000	2,962

		8,142

TOTAL CORPORATE BONDS (Cost $351,961)		349,648

MORTGAGE-BACKED SECURITIES — 1.3%
FHLMC UMBS, 20 Year Pool # RB5085, 2.00%, 10/1/2040 (f)	5,000	5,172
FHLMC UMBS, 30 Year
Pool # QB4026, 2.50%, 10/1/2050	20,000	21,370
Pool # QB4045, 2.50%, 10/1/2050 (f)	15,000	15,778
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048 (f)	20,117	22,700
Pool # BQ3996, 2.50%, 10/1/2050 (f)	10,000	10,533
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 11/25/2035(f)	25,000	25,967
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 1.50%, 11/25/2050 (f)	6,536	6,560
TBA, 2.00%, 11/25/2050 (f)	192,091	198,100
GNMA II, Single Family, 30 Year TBA, 2.00%, 11/15/2050 (f)	27,000	27,991

TOTAL MORTGAGE-BACKED SECURITIES (Cost $333,557)		334,171

ASSET-BACKED SECURITIES — 0.2%
Ally Auto Receivables Trust Series 2017-4, Class A3, 1.75%, 12/15/2021	8,432	8,439
Americredit Automobile Receivables Trust Series 2018-3, Class D, 4.04%, 11/18/2024	10,000	10,571
Carmax Auto Owner Trust Series 2018-4, Class A2A, 3.11%, 2/15/2022	2,300	2,303
Drive Auto Receivables Trust Series 2019-2, Class A3, 3.04%, 3/15/2023	2,688	2,694
GM Financial Automobile Leasing Trust Series 2019-2, Class A2A, 2.67%, 6/21/2021	3,880	3,885
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A4, 2.46%, 7/17/2023	2,000	2,041
Honda Auto Receivables Owner Trust Series 2017-3, Class A3, 1.79%, 9/20/2021	3,116	3,121
Nissan Auto Receivables Owner Trust Series 2019-B, Class A3, 2.50%, 11/15/2023	1,000	1,025
Santander Drive Auto Receivables Trust Series 2019-3, Class D, 2.68%, 10/15/2025	11,000	11,315
World Omni Auto Receivables Trust Series 2019-A, Class A2, 3.02%, 4/15/2022	2,897	2,900

TOTAL ASSET-BACKED SECURITIES (Cost $47,857)		48,294

JPMorgan SmartSpending 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 6.4%
INVESTMENT COMPANIES — 6.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (g) (Cost $1,654,197)	1,654,197	1,654,197

Total Investments — 101.9% (Cost $25,732,385)		26,316,803
Liabilities in Excess of Other Assets — (1.9)%		(493,589)

Net Assets — 100.0%		25,823,214

Percentages indicated are based on net assets.

JPMorgan SmartSpending 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2020.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	The rate shown is the current yield as of September 30, 2020.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	5	12/2020	EUR	186,537	(7,543)
MSCI Emerging Markets E-Mini Index	6	12/2020	USD	326,490	(2,834)
Russell 2000 E-Mini Index	4	12/2020	USD	301,060	3,179
S&P 500 E-Mini Index	1	12/2020	USD	167,475	1,301
U.S. Treasury 10 Year Note	16	12/2020	USD	2,232,000	5,318

					(579)

Short Contracts
Euro-Bund	(3)	12/2020	EUR	(613,742)	(2,861)
FTSE 100 Index	(3)	12/2020	GBP	(225,663)	6,366

					3,505

					2,926

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartSpending 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

A. Valuation of Investments - Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$48,294	$—	$48,294
Corporate Bonds	—	349,648	—	349,648
Exchange-Traded Funds	9,485,754	—	—	9,485,754
Investment Companies	14,013,643	—	—	14,013,643
Mortgage-Backed Securities	—	334,171	—	334,171
U.S. Treasury Obligations	—	431,096	—	431,096
Short-Term Investments
Investment Companies	1,654,197	—	—	1,654,197

Total Investments in Securities	$25,153,594	$1,163,209	$—	$26,316,803

Appreciation in Other Financial Instruments
Futures Contracts	$16,164	$—	$—	$16,164

Depreciation in Other Financial Instruments
Futures Contracts	$(13,238)	$—	$—	$(13,238)

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended September 30, 2020
Security Description	Value at July 2, 2020 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (b)	$—	$2,452,694	$64,343	$760	$94,942	$2,484,053	51,515	$12,558	$—
JPMorgan BetaBuilders MSCI US REIT ETF (b)	—	358,913	—	—	(5,854)	353,059	4,907	2,724	—
JPMorgan Core Bond Fund Class R6 Shares (b)	—	2,010,205	943,269	7,532	4,299	1,078,767	86,787	10,205	—
JPMorgan Corporate Bond Fund Class R6 Shares (b)	—	1,258,305	—	—	5,760	1,264,065	117,369	8,305	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (b)	—	352,955	—	—	3,621	356,576	46,069	2,951	—
JPMorgan Equity Index Fund Class R6 Shares (b)	—	3,777,926	328,195	31,808	253,702	3,735,241	73,111	23,111	—
JPMorgan High Yield Fund Class R6 Shares (b)	—	2,224,343	—	—	52,345	2,276,688	334,315	24,560	—
JPMorgan Income Fund Class R6 Shares (b)	—	633,034	—	—	10,345	643,379	69,857	8,030	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (b)	—	1,887,291	—	—	26,999	1,914,290	181,106	12,295	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (b)	—	2,725,455	—	—	19,182	2,744,637	280,638	14,290	—
JPMorgan U.S. Aggregate Bond ETF (b)	—	4,900,769	—	—	(883)	4,899,886	175,309	13,290	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (b) (c)	—	10,196,840	8,542,643	—	—	1,654,197	1,654,197	409	—

Total	$—	$32,778,730	$9,878,450	$40,100	$464,458	$23,404,838		$132,728	$—

(a)	Commencement of operations was July 2, 2020.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(c)	The rate shown is the current yield as of September 30, 2020.